Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Borrowings [Roll Forward]
Opening balance	$ 141,244
Interest paid	(47,904)	$ (18,055)
Ending balance	204,209	141,244
Current portion	(120,508)	(13,758)	$ (13,758)
Non-current loans and borrowings	83,701	127,486	$ 127,486
Term loan credit facilities
Borrowings [Roll Forward]
Opening balance	139,900	10,637
Additions	64,394	150,985
Deferred financing fee	(1,937)	(3,744)
Assumed on acquisition		6,003
Gain on debt modification	(1,287)	(1,886)
Accretion	12,497	5,760
Interest paid	(6,516)	(6,479)
Principal repayments	(93,130)	(21,376)
Ending balance	113,921	139,900
Current portion	(113,921)	(13,398)
Non-current loans and borrowings	0	126,502
Revolving credit facility
Borrowings [Roll Forward]
Opening balance	0	0
Additions	22,000	0
Deferred financing fee	0	0
Assumed on acquisition		0
Gain on debt modification	0	0
Accretion	108	0
Interest paid	(108)	0
Principal repayments	(22,000)	0
Ending balance	0	0
Current portion	0	0
Non-current loans and borrowings	$ 0	$ 0